GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following is the summary of the changes to the carrying amount of goodwill for the years ended December 31, 2014 and December 31, 2013.

	December 31, 2014	December 31, 2013
Beginning gross balance	$344,000	$—
Acquisitions	8,216,336	344,000
Ending gross balance	$8,560,336	$344,000